UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig A. Drill
Title:  Investment Manager / Managing Member
Phone:  (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           July    , 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $185,035
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
                                                            Craig A. Drill
                                                            June 30, 2005



COLUMN 1                          COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                  TITLE                          VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
--------------                    --------         -----       --------  -------   --- ----  ----------  -------- ----  ------  ----
Axis Capital Holdings             SHS              G0692U109     2689       95,000 SH         Sole       None     Sole
Celgene Corp                      COM              151020104    17802      437,400 SH         Sole       None     Sole
Click Commerce Inc                COM NEW          18681D208     2687      117,000 SH         Sole       None     Sole
Comarco Inc                       COM              200080109     2868      370,000 SH         Sole       None     Sole
DPL Inc                           COM              233293109     2663       97,000 SH         Sole       None     Sole
Eagle Materials Inc               CLB              26969P207      245        2,711 SH         Sole       None     Sole
Gildan Activewear Inc             COM              375916103     1207       45,800 SH         Sole       None     Sole
Glaxo Smithkline  PLC             SPONSORED ADR    37733W105    13258      273,300 SH         Sole       None     Sole
Green Mountain Power Corp         COM              393154109      659       22,100 SH         Sole       None     Sole
ID Biomedical Corp                COM              44936D108     1381       84,500 SH         Sole       None     Sole
Laboratory Corp. America Hldgs    COM NEW          50540R409     1622       32,500 SH         Sole       None     Sole
Lightbridge Inc                   COM              532226107      401       64,100 SH         Sole       None     Sole
Longview Fibre Co                 COM              543213102      526       25,600 SH         Sole       None     Sole
Luminex Corp. Del                 COM              55027E102     6994      710,800 SH         Sole       None     Sole
Massey Energy Corp                COM              576206106    36543      968,800 SH         Sole       None     Sole
Meridian Bioscience Inc           COM              589584101     1895      100,010 SH         Sole       None     Sole
New Jersey Res                    COM              646025106     5187      107,500 SH         Sole       None     Sole
Nisource Inc                      COM              65473P105     3128      126,500 SH         Sole       None     Sole
Novartis AG                       SPONSORED ADR    66987V109     8354      176,100 SH         Sole       None     Sole
OGE Energy Corp                   COM              670837103     1615       55,800 SH         Sole       None     Sole
Palomar Med Technologies Inc      COM NEW          697529303    39946    1,670,000 SH         Sole       None     Sole
PNM Res Inc                       COM              69349H107      755       26,200 SH         Sole       None     Sole
PPL Corp                          COM              69351T106     3135       52,800 SH         Sole       None     Sole
Protective Life Corp              COM              743674103     1478       35,000 SH         Sole       None     Sole
Provide Comm Inc                  COM              74373W103      896       41,500 SH         Sole       None     Sole
Quest Diagnostics Inc             COM              74834L100      565       10,600 SH         Sole       None     Sole
Questcor Pharmaceuticals Inc      COM              74835Y101      767    1,199,000 SH         Sole       None     Sole
Reliant Energy Inc                COM              75952B105      405       32,700 SH         Sole       None     Sole
Scana Corp New                    COM              80589M102     3092       72,400 SH         Sole       None     Sole
Smurfit-Stone Container Corp      COM              832727101      203       20,000 SH         Sole       None     Sole
South Jersey Inds Inc             COM              838518108     4676       76,500 SH         Sole       None     Sole
Third Wave Technologies Inc       COM              88428W108     2439      620,600 SH         Sole       None     Sole
TLC Vision Corp                   COM              872549100       82       10,000 SH         Sole       None     Sole
Vasogen Inc                       COM              92232F103     7438    1,514,915 SH         Sole       None     Sole
Vectren Corp                      COM              92240G101      463       16,100 SH         Sole       None     Sole
WebMD Corp                        COM              94769M105      415       40,400 SH         Sole       None     Sole
Westfield Financial Inc           COM              96008D101     1340       55,300 SH         Sole       None     Sole
Williams Cos Inc Del              COM              969457100     2603      137,000 SH         Sole       None     Sole
Zenith Nat Ins Corp               COM              989390109     2613       38,500 SH         Sole       None     Sole





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